Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Nov. 20, 2013 USD ($) shares	Sep. 30, 2015 USD ($)	Feb. 28, 2014 USD ($)	Nov. 30, 2012 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Feb. 28, 2015 shares	Dec. 31, 2013 CNY (¥)
Share repurchases
Value of shares repurchased | ¥						¥ 132,192		¥ 99,262
Ordinary shares | 2012 Share repurchase program
Share repurchases
Authorized amount				$ 100.0
Share repurchase program period, maximum				12 months
Shares repurchased (in shares) | shares	48,600,000
Ordinary shares | 2014 share repurchase program
Share repurchases
Authorized amount			$ 100.0
Share repurchase program period, maximum			12 months
ADS shares | 2012 Share repurchase program
Share repurchases
Shares repurchased (in shares) | shares	2,020,000
Value of shares repurchased	$ 83.0
ADS shares | 2014 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares							0
ADS shares | 2015 share repurchase program
Share repurchases
Authorized amount		$ 500.0
Share repurchase program period, maximum		12 months
Shares repurchased (in shares) | shares					190,000	190,000
Value of shares repurchased					$ 20.7